UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, NY  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/ James McKee     New York, NY     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $274,094 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO SANTANDER SA             ADR              05964H105     5860   500000 SH       DEFINED 0              500000        0
BANK OF AMERICA CORPORATION    COM              060505104     6665   500000 SH       DEFINED 0              500000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6922   200000 SH       DEFINED 0              200000        0
CHEMTURA CORP                  COM NEW          163893209    25629  1490068 SH       DEFINED 0             1490068        0
CITIGROUP INC                  COM              172967101     6630  1500000 SH       DEFINED 0             1500000        0
DISNEY WALT CO                 COM DISNEY       254687106    14687   340847 SH       DEFINED 0              340847        0
GLOBE SPECIALTY METALS INC     COM              37954N206    15932   700000 SH       DEFINED 0              700000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     7930    50000 SH       DEFINED 0               50000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    10399   200752 SH       DEFINED 0              200752        0
INTEL CORP                     COM              458140100     7059   350000 SH       DEFINED 0              350000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      104    60000 SH  CALL DEFINED 0               60000        0
ISHARES TR                     MSCI EMERG MKT   464287234      113   100000 SH  CALL DEFINED 0              100000        0
JPMORGAN CHASE & CO            COM              46625H100     9220   200000 SH       DEFINED 0              200000        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    19775   500000 SH       DEFINED 0              500000        0
MACYS INC                      COM              55616P104    10917   450000 SH       DEFINED 0              450000        0
MADISON SQUARE GARDEN INC      CL A             55826P100     6797   251846 SH       DEFINED 0              251846        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      170    43100 SH  CALL DEFINED 0               43100        0
MORGAN STANLEY                 COM NEW          617446448    10928   400000 SH       DEFINED 0              400000        0
PREMIER EXIBITIONS INC         COM              74051E102      859   452269 SH       DEFINED 0              452269        0
PREMIER EXIBITIONS INC         COM              74051E102      134    70487 SH       DEFINED 1               70487        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5931   473000 SH       DEFINED 0              473000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    61200   850000 SH       DEFINED 0              850000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2147    15350 SH       DEFINED 0               15350        0
SPDR GOLD TRUST                GOLD SHS         78463V107       76    12500 SH  CALL DEFINED 0               12500        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      166   127000 SH  PUT  DEFINED 0              127000        0
SPRINT NEXTEL CORP             COM SER 1        852061100    12528  2700000 SH       DEFINED 0             2700000        0
SPRINT NEXTEL CORP             COM SER 1        852061100     1392   300000 SH       DEFINED 1              300000        0
TIME WARNER CABLE INC          COM              88732J207     9274   130000 SH       DEFINED 0              130000        0
WELLS FARGO & CO NEW           COM              949746101     9513   300000 SH       DEFINED 0              300000        0
WET SEAL INC                   CL A             961840105     5137  1200300 SH       DEFINED 0             1200300        0